Basic and Diluted Net Loss Per Share (Tables) - FREYR AS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted net loss per share

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to ordinary shareholders for the three months ended March 31, 2021 and 2020 (amounts in thousands, except share and per share amounts):

	For the three months ended
	March 31,
	2021	2020
Numerator:
Net loss attributable to ordinary shareholders – basic and diluted	$(11,887)	$(895)
Denominator:
Weighted average ordinary shares outstanding – basic and diluted	209,196,827	118,700,000
Earnings per share:
Basic and diluted	$(0.06)	$(0.01)

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2020 and 2019 (amounts in thousands, except share and per share amounts):

	For the year ended December 31,
	2020	2019
Numerator:
Net loss attributable to ordinary shareholders – basic	$(9,605)	$(1,201)
Dilutive effect of Investment Agreement Warrants	—	(1,136)
Net loss attributable to ordinary shareholders – diluted	$(9,605)	$(2,337)
Denominator:
Weighted average ordinary shares outstanding – basic	158,142,423	118,700,000
Dilutive effect of Investment Agreement Warrants	—	800,174
Weighted average ordinary shares outstanding – diluted	158,142,423	119,500,174
Earnings per share:
Basic	$(0.06)	$(0.01)
Diluted	$(0.06)	$(0.02)

Schedule of weighted average shares represented as anti-dilutive

	For the three months ended
	March 31,
	2021	2020
EDGE warrants	12,154,303	—
Other nonemployee warrants	2,308,526	—
Employee options	3,541,525	—
Employee warrants	610,000	—
2018 Convertible Notes	—	954,219
2020 Convertible Notes	—	2,054,815
Warrant liability	—	1,836,742

Redeemable preferred shares	11,083,333	—

The following table discloses the weighted-average shares outstanding of securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share as the impact would be anti-dilutive:

	For the year ended December 31,
	2020	2019
2018 Convertible Notes	—	921,053
EDGE warrants	5,257,396	—
Other nonemployee warrants	170,301	—
Employee options	327,869	—

Redeemable preferred shares	1,024,590	—